SCHEDULE OF LEASE LIABILITY (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Beginning balance	$ 78,949	$ 78,949	$ 53,128
Addition			57,357	66,432
Interest expense	4,169	5,714	9,812	7,233
Lease payments	(27,145)	(41,857)	(43,932)	(20,962)
Foreign exchange movement			2,584	425
Ending balance	55,973	42,806	78,949	53,128
Current liability	47,559	39,493	51,963	21,202
Long-term liability	$ 8,414	$ 3,313	$ 26,986	$ 31,926